Environmental and Legal Contingencies (Details 5) - Asbestos Issue [Member] $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) claims-lawsuits	Mar. 31, 2015 USD ($) claims-lawsuits	Dec. 31, 2015 USD ($) claims-lawsuits	Dec. 31, 2014 USD ($) claims-lawsuits	Dec. 31, 2013 USD ($) claims-lawsuits
Loss Contingency, Claims Quantities [Abstract]
New Claims Filed	13	16	52	50	42
Pending Claims Disposed Of	46	17	68	90	39
Liability for Asbestos and Environmental Claims, Net, Claims Paid | $	$ 0.3	$ 0.1	$ 1.9	$ 0.7	$ 1.0